Organization and Nature of Operations	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Organization and Nature of Operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

Nature of operations

Shanda Games Limited (“Shanda Games” or “the Company”), a Cayman Islands limited company, together with its consolidated subsidiaries specified below (collectively, the “Group”) is engaged in the development, operation, and publishing of online games, including both massively multi-player online role-playing games (“MMORPGs” or “MMO games”) and mobile games, as well as related businesses, principally in the People’s Republic of China (the “PRC”) and also in various other countries. The Group generates substantially all of its revenues and profits principally from the sale and delivery of in-game virtual items to paying game players, and generates residual revenues and profits from other activities, such as licensing the rights to its game intellectual property to third parties.

Organization

Shanda Games’ operations in the PRC occur through (i) its wholly-owned or majority-owned subsidiaries (“PRC subsidiaries”) which consist of Shengqu Information Technology (Shanghai) Co., Ltd. (“Shengqu”), Shengji Information Technology (Shanghai) Co., Ltd. (“Shengji”), Lansha Information Technology (Shanghai) Co., Ltd. (“Lansha”) and Kuyin Software (Shanghai) Co., Ltd. (“Kuyin”) and (ii) its variable interest entities and their subsidiaries (“VIEs”). The VIEs (Note 2(3)) consist of Shanghai Hongli Digital Technology Co., Ltd. (“Shanghai Hongli”), Shanghai Shengzhan Networking Technology Co., Ltd. (“Shengzhan”) and Shengzhan’s wholly-owned subsidiaries Nanjing Shanda Networking Development Co., Ltd. (“Nanjing Shanda”) and Jiangsu Shanda Networking Technology Co., Ltd. (“Jiangsu Shanda”), Tianjin Shengjing Trade Co., Ltd. (“Shengjing”), Shanghai Shulong Technology Development Co., Ltd. (“Shulong”) and Shulong’s wholly-owned subsidiaries Shanghai Shulong Computer Technology Co., Ltd. (“Shulong Computer”), Nanjing Shulong Computer Technology Co., Ltd. (“Nanjing Shulong”), Chengdu Youji Technology Co., Ltd. (“Chengdu Youji”), Tianjin Youji Technology Co., Ltd. (“Tianjin Youji”), Chengdu Aurora Technology Development Co., Ltd. (“Chengdu Aurora”), Chengdu Simo Technology Co., Ltd. (“Chengdu Simo”) and other small VIEs. Collectively, the PRC subsidiaries and the VIEs are referred to as the “PRC companies.”

Shanda Games’ operations outside the PRC principally occur through its wholly-owned or majority-owned subsidiaries, mainly including Shanda Games Holdings (HK) Limited (“Shanda Games (HK)”), Shanda Games International Pte. Ltd., a Singaporean entity (“Games International”) and its majority-owned subsidiaries, Eyedentity Games Inc. and its majority-owned subsidiary, a Korean game studio (“Eyedentity”), and Actoz Soft Co., Ltd., (“Actoz”), a Korean developer, operator and publisher of online games listed on the KOSDAQ and its majority-owned subsidiaries.

2013 Transaction - acquisition of commonly controlled businesses from Shanda Online

On August 31, 2013, following public announcement, evaluation by a special committee of independent directors of the aspects of the transaction and a fairness opinion rendered by a third party independent financial advisor, as well as approval by the Board of Directors, Shanda Games consummated the acquisition from Shanda Online Entertainment Limited (“Shanda Online”), a controlled affiliate of the Group’s former majority owner, (see “Shareholder changes” below in this Note) of platform services and prepaid card distribution businesses collectively comprising (i) Shengzhan and its wholly owned subsidiaries Nanjing Shanda and Jiangsu Shanda (platform services), (ii) Shengjing (prepaid card distribution services), and (iii) associated tangible computing assets in exchange for total consideration of US$812.7 million (Note 4). This acquisition is referred to as the “2013 Transaction”. Shanda Online is a 93.76% owned subsidiary of Shanda Games’ former ultimate parent and controlling shareholder Shanda Interactive Entertainment Limited (“Shanda Interactive” or “Shanda”), with 6.24% owned by Shanda Games (such 6.24% was acquired in 2012 (such 6.24% was acquired in 2012 (Note 4)).

The 2013 Transaction was undertaken to further vertically integrate the Group’s online game business through the in-sourcing of certain business functions previously outsourced to Shanda Online. Shengzhan and its subsidiaries provide platform services necessary to the Group’s operation and delivery of the gaming experience to users, such as a user authentication, billing, anti-fatigue compliance, and customer support services. Shengjing provides prepaid card distribution services and maintains a significant number of channel relationships for the sale and collection of proceeds from the distribution of virtual and physical pre-paid game cards. Through the acquisition of the platform services and prepaid card distribution businesses and the elimination of the out-sourcing of these functions, which required remuneration of the cost of the services provided plus profit margins to former owner Shanda Online, the Group expects to generate higher margins and earnings via the transfer of profit margins formerly earned by Shanda Online to the Group.

Shanda Games and the acquired businesses were at the time (prior to ownership changes in the following year, which are described under “Shareholder changes” below in this Note) under the common control, whether by direct or indirect means, of Shanda Interactive. Accordingly, the 2013 Transaction was accounted for as a reorganization of entities under common control, with the acquired assets and liabilities of the acquired businesses consolidated into Shanda Games’ financial statements at their carrying values (book values). The consolidation was effected through the extinguishment of prior contractual arrangements formerly providing Shanda Online a controlling financial interest over the Shengzhan and Shengjing businesses (which are variable interest entities) and the establishment of new contractual arrangements providing Shanda Games a controlling financial interest (Note 2(3)). The excess of the purchase price over the net book value of the businesses acquired was recorded in shareholders’ equity in a manner similar to a dividend through a charge to retained earnings, with the excess charge recorded to additional paid-in-capital in a manner consistent with Cayman Islands company law and applicable U.S. GAAP.

Pursuant to applicable U.S. GAAP in the FASB Accounting Standards Codification (“ASC”), the Transaction constituted a “change in reporting entity” which was treated as if it occurred since the inception of the common control. Retrospective consolidation of the businesses was required by GAAP for all historical periods since the inception of common control. The inception of common control dated to 2008, when the Group’s online game business was formed as a distinct business apart from Shanda Interactive prior to the Group’s September 2009 initial public offering. Accordingly, historical consolidated financial information (that is, for periods prior to 2013) was recast in the 2013 consolidated financial statements previously issued to give retrospective effect to the transaction as if the acquired businesses had been part of Shanda Games for all periods presented. The Group’s shareholders’ equity was adjusted for historical periods preceding the date of acquisition to reflect the net distributions (inclusive of both cash and non-cash effects) to Shanda associated with the acquired businesses. In particular, the cash flow effects of financing transactions with Shanda arising from the acquired businesses have been presented as financing activities in the consolidated statement of cash flows for periods preceding the date of acquisition.

Given the acquired businesses are part of a single vertically integrated business model and will not be evaluated on a separate basis internally for performance measurement, the Group’s gaming business continues to be presented as a single operating segment. Due to consistent accounting policies and methods between Shanda Games and the acquired businesses, there were no adjustments necessary to conform accounting methods.

Shareholder changes

On January 27, 2014, the Company’s board of directors received a preliminary non-binding proposal letter from Shanda Interactive and an affiliate of Primavera Capital Limited (“Primavera”) to acquire all of the Company’s outstanding Class A and Class B ordinary shares (including shares represented by ADSs, but other than shares already held by the acquirers) in a going-private transaction for US$6.90 per ADS, or US$3.45 per ordinary share, in cash (the “Proposal”). Contemporaneously therewith, Shanda Interactive and Primavera entered into a consortium agreement (the “Consortium Agreement”) to form a consortium in connection with the proposed going-private transaction, pursuant to which they agreed, among other things, to jointly make a proposal to the Company for a going-private transaction, deal exclusively with each other in pursuing the going-private transaction, and cooperate with respect to the going-private transaction. Following the receipt of the Proposal by the Company, Shanda SDG Investment Limited, a wholly owned subsidiary of Shanda Interactive (“Shanda SDG”), sold 28,959,276 Class A ordinary shares of the Company to an affiliate of Primavera (converted from Class B ordinary shares held by Shanda SDG). The terms and conditions of Class A and Class B ordinary shares of the Company of the Company are further described in Note 17.

On May 16, 2014, Shanda SDG sold 30,326,005 Class A ordinary shares of the Company to Perfect World Co., Ltd. (“Perfect World”) (converted from Class B ordinary shares held by Shanda SDG), another online game developer and operator in China which is publicly listed in the United States, in connection with Perfect World’s becoming a party to the Consortium Agreement and member of the consortium.

On September 1, 2014, Shanda Interactive advised the Company that Orient Finance Holdings (Hong Kong) Limited, an affiliate of Orient Securities Company Limited (“Orient Finance”), Shanghai Buyout Fund L.P., an affiliate of Haitong Securities Co., Ltd. (“Haitong”), and Ningxia Zhongyincashmere International Group Co., Ltd. (“Ningxia”) had joined the consortium. Subsequently, (a) Orient Finance entered into a share purchase agreement with Shanda SDG to purchase 123,552,669 Class A ordinary shares of the Company (converted from Class B ordinary shares held by Shanda SDG); (b) Haitong entered into share purchase agreements with Shanda SDG, Primavera, and Perfect World to purchase an aggregate of 107,438,129 Class A ordinary shares of the Company (with those acquired from Shanda SDG converted from Class B ordinary shares held by Shanda SDG); and (c) Ningxia entered into a share purchase agreement with Shanda SDG to purchase 80,577,828 Class A ordinary shares of the Company (converted from Class B ordinary shares held by Shanda SDG). Affiliates of Orient Finance, Haitong and Ningxia completed the various share purchases contemplated under the share purchase agreements on September 23, 2014.

On November 26, 2014, the Company was informed of the completion of the sale by Shanda SDG of (i) 48,759,187 Class B ordinary shares of the Company to Zhongrong Shengda Investment Holdings (Hong Kong) Company Limited and (ii) 48,759,187 Class B ordinary shares of the Company to Yili Shengda Investment Holdings (Hong Kong) Company Limited (“Yili”), an affiliate of the Company’s acting CEO. As a result of these sales, Shanda Interactive no longer owned any ordinary shares of the Company and withdrew from the consortium.

On December 8, 2014, the Company was advised that Yili and certain of Yili’s affiliates filed an ownership statement with the SEC with respect to Shanda Games on December 5, 2014. According to the ownership statement, Ningxia Yilida Capital Investment Limited Partnership, or Ningxia Yilida, the sole shareholder of Yili, and Ningxia, entered into a new consortium agreement on December 5, 2014 pursuant to which they formed a consortium to acquire the Company in a going-private transaction.